UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22018

Nuveen Multi-Currency Short-Term Government Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Currency Short-Term Government Income Fund (JGT)
March 31, 2012

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 3.1%
	Diversified Financial Services - 3.1%
$ 20,000	Citigroup Inc.	2.125%	4/30/12	Aaa	$ 20,028,680
$ 20,000	Total Corporate Bonds (cost $20,031,737)				20,028,680

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt - 23.9%
	Brazil - 8.3%
25,065 BRL	Brazil Notas do Tesouro Nacional	6.000%	8/15/12	Baa2	$ 29,722,961
45,843 BRL	Letra De Tesouro Nacional de Brazil	0.000%	10/01/12	Baa2	24,043,360
70,908 BRL	Total Brazil				53,766,321
	Canada - 1.7%
11,000 CAD	Canadian Government Bond	2.000%	8/01/13	AAA	11,152,629
	Chile - 7.0%
11,300,000 CLP	Bonos del Banco Central de Chile en Pesos	3.000%	5/01/12	Aa3	23,081,048
10,565,000 CLP	Bonos del Banco Central de Chile en Pesos	6.000%	1/01/15	AA	22,095,137
21,865,000 CLP	Total Chile				45,176,185
	Colombia - 0.8%
7,290,000 COL	Republic of Colombia	12.000%	10/22/15	BBB-	5,114,709
	Mexico - 4.6%
150,000 MXN	Mexico Bonos de DeSarrollo	9.000%	12/20/12	A-	12,088,215
200,500 MXN	United Mexican States	9.500%	12/18/14	A-	17,475,523
350,500 MXN	Total Mexico				29,563,738
	Poland - 1.5%
30,000 PLN	Republic of Poland	0.000%	7/25/12	A	9,516,021
	Total Sovereign Debt (cost $142,315,328)				154,289,603

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments - 73.2%
	Sovereign Debt - 18.0%
	Brazil - 14.4%
106,800 BRL	Letra De Tesouro Nacional de Brazil	0.000%	7/01/12	BBB+	$ 57,243,384
63,400 BRL	Letra De Tesouro Nacional de Brazil	10.000%	1/01/13	Baa2	35,803,695
170,200 BRL	Total Brazil				93,047,079
	South Korea - 2.3%
17,000,000 KRW	Korea Monetary Stability Bond	3.460%	12/09/12	A1	15,001,470
	Turkey - 1.3%
15,200 TRY	Republic of Turkey, Government Bond	0.000%	4/25/12	BB+	8,470,996
	Total Sovereign Debt				116,519,545
	U.S. Government and Agency Obligations - 51.8%

9,180	Federal Home Loan Bank Bonds	0.260%	7/16/12	Aaa	9,183,709
30,000	Federal Home Loan Bank Bonds	0.875%	8/22/12	Aaa	30,084,510
30,000	Federal Home Loan Bank Bonds	0.140%	9/25/12	Aaa	29,997,270
21,000	Federal Home Loan Bank Bonds	1.625%	9/26/12	Aaa	21,148,659
20,000	Federal Home Loan Bank Bonds	0.240%	9/26/12	Aaa	20,007,820
50,000	Federal Home Loan Bank Bonds	0.220%	10/26/12	Aaa	50,009,350
35,000	Federal Home Loan Bank Bonds	0.200%	11/29/12	Aaa	34,999,965
25,000	Federal Home Loan Bank Bonds	1.500%	1/16/13	Aaa	25,248,900
35,000	Federal Home Loan Mortgage Corporation, Notes	4.625%	10/25/12	Aaa	35,881,230
19,000	Federal Home Loan Mortgage Corporation, Notes	0.515%	11/26/12	Aaa	19,038,950
9,620	Federal Home Loan Mortgage Corporation, Notes	0.750%	12/28/12	Aaa	9,658,355
16,750	Federal National Mortgage Association	1.000%	12/27/12	Aaa	16,847,351
13,000	U.S. Treasury Notes, (4)	1.375%	5/15/12	Aaa	13,019,292
19,000	U.S. Treasury Notes, (4)	1.375%	1/15/13	Aaa	19,173,679
332,550	Total U.S. Government and Agency Obligations				334,299,040

	Repurchase Agreements - 3.4%

$ 21,774	Repurchase Agreement with State Street Bank, dated 3/30/12, repurchase price $21,773,798, collateralized by $19,885,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $22,213,573	0.010%	4/02/12	N/A	21,773,780
	Total Short-Term Investments (cost $479,690,355)				472,592,365
	Total Investments (cost $642,037,420) - 100.2%				646,910,648
	Other Assets Less Liabilities - (0.2)% (5)				(1,144,922)
	Net Assets - 100%				$ 645,765,726

Investments in Derivatives at March 31, 2012:

Call Options Purchased outstanding:

			Put	Call
Number of			Notional	Notional	Expiration	Strike
Contracts	Counterparty	Type	Amount (6)	Amount	Date	Price	Value (5)
1	Citibank N.A.	Currency Option	68,500,000 USD	121,245,000 BRL	6/11/12	1.770 BRL	$ 270,644
	Total Call Options Purchased (premiums paid $962,425)						$ 270,644

Call Options Written oustanding:

			Put	Call
Number of			Notional	Notional	Expiration	Strike
Contracts	Counterparty	Type	Amount	Amount (7)	Date	Price	Value (5)
1	Citibank N.A.	Currency Option	(117,135,000) BRL	(68,500,000) USD	6/11/12	1.710 BRL	$ (44,388)
	Total Call Options Written (premiums received $280,850)						$ (44,388)

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (5)
Bank of America	Australian Dollar	20,500,000	U.S. Dollar	21,645,315	4/23/12	$ 458,419
Bank of America	U.S. Dollar	21,715,650	Australian Dollar	20,500,000	4/23/12	(528,755)
Bank of America	U.S. Dollar	54,687,500	Yuan Renminbi	350,000,000	6/29/12	696,044
Bank of America	Yuan Renminbi	196,000,000	U.S. Dollar	30,929,462	6/29/12	(85,323)
Barclays	Brazilian Real	269,467,000	U.S. Dollar	147,888,151	4/03/12	271,399
Barclays	Brazilian Real	269,467,000	U.S. Dollar	146,393,763	5/03/12	(215,051)
Barclays	U.S. Dollar	147,330,235	Brazilian Real	269,467,000	4/03/12	286,517
Barclays	U.S. Dollar	27,414,428	Mexican Peso	350,000,000	4/13/12	(83,952)
Citibank N.A.	Australian Dollar	14,250,000	U.S. Dollar	14,777,008	5/09/12	75,840
Citibank N.A.	Brazilian Real	38,200,000	U.S. Dollar	21,281,337	4/03/12	354,990
Citibank N.A.	Chilean Peso	11,472,499,075	U.S. Dollar	23,437,179	4/09/12	(25,308)
Citibank N.A.	South Korean Won	60,000,000,000	U.S. Dollar	53,080,904	5/14/12	232,674
Citibank N.A.	U.S. Dollar	20,964,821	Brazilian Real	38,200,000	4/03/12	(38,474)
Citibank N.A.	U.S. Dollar	24,033,726	Chilean Peso	11,472,499,075	4/09/12	(571,239)
Citibank N.A.	U.S. Dollar	16,843,963	Canadian Dollar	16,800,000	4/23/12	(7,984)
Citibank N.A.	U.S. Dollar	15,217,618	Australian Dollar	14,250,000	5/09/12	(516,450)
Citibank N.A.	U.S. Dollar	57,362,045	South Korean Won	64,865,000,000	5/14/12	(228,703)
Credit Suisse	U.S. Dollar	49,679,444	Turkish Lira	92,600,000	4/16/12	2,108,160
Credit Suisse	U.S. Dollar	28,361,858	South Korean Won	31,900,000,000	4/23/12	(240,026)
Credit Suisse	U.S. Dollar	8,781,640	Mexican Peso	111,385,000	5/07/12	(103,948)
Credit Suisse	U.S. Dollar	14,711,468	Mexican Peso	189,800,000	5/31/12	42,642
Goldman Sachs	Australian Dollar	35,000,000	U.S. Dollar	36,970,850	4/16/12	769,447
Goldman Sachs	U.S. Dollar	37,548,350	Australian Dollar	35,000,000	4/16/12	(1,346,947)
Goldman Sachs	U.S. Dollar	35,731,941	Norwegian Krone	206,000,000	5/23/12	372,393
HSBC	Australian Dollar	20,650,000	U.S. Dollar	21,418,800	5/09/12	115,002
HSBC	U.S. Dollar	22,065,970	Australian Dollar	20,650,000	5/09/12	(762,172)
JPMorgan Chase	U.S. Dollar	63,331,989	Indian Rupee	3,140,000,000	4/09/12	(1,753,299)
JPMorgan Chase	U.S. Dollar	22,418,721	Turkish Lira	39,975,000	4/13/12	(46,770)
JPMorgan Chase	U.S. Dollar	31,478,864	South African Rand	245,000,000	4/23/12	366,476
JPMorgan Chase	U.S. Dollar	13,048,650	South African Rand	100,000,000	5/31/12	(121,008)
Morgan Stanley	Brazilian Real	23,100,000	U.S. Dollar	12,677,680	4/03/12	23,266
Morgan Stanley	Brazilian Real	135,567,000	U.S. Dollar	79,080,091	4/03/12	4,815,115
Morgan Stanley	Brazilian Real	34,000,000	U.S. Dollar	19,710,145	4/03/12	1,084,601
Morgan Stanley	Brazilian Real	84,800,000	U.S. Dollar	47,275,261	4/03/12	820,962
Morgan Stanley	New Zealand Dollar	44,000,000	U.S. Dollar	35,792,680	5/10/12	(144,261)
Morgan Stanley	Polish Zloty	29,000,000	U.S. Dollar	9,081,514	4/23/12	(227,067)
Morgan Stanley	Swedish Krona	260,000,000	U.S. Dollar	38,291,605	4/03/12	(1,008,253)
Morgan Stanley	U.S. Dollar	18,659,788	Brazilian Real	34,000,000	4/03/12	(34,244)
Morgan Stanley	U.S. Dollar	46,539,707	Brazilian Real	84,800,000	4/03/12	(85,408)
Morgan Stanley	U.S. Dollar	74,401,515	Brazilian Real	135,567,000	4/03/12	(136,539)
Morgan Stanley	U.S. Dollar	13,474,888	Brazilian Real	23,100,000	4/03/12	(820,474)
Morgan Stanley	U.S. Dollar	38,456,419	Swedish Krona	260,000,000	4/03/12	843,439
Morgan Stanley	U.S. Dollar	30,658,659	Canadian Dollar	30,500,000	4/13/12	(87,315)
Morgan Stanley	U.S. Dollar	36,938,992	Mexican Peso	474,225,000	4/23/12	55,981
Morgan Stanley	U.S. Dollar	66,753,500	Malaysian Ringgit	205,000,000	4/23/12	119,767
Morgan Stanley	U.S. Dollar	36,458,928	New Zealand Dollar	44,000,000	5/10/12	(521,987)
RBC	U.S. Dollar	38,705,558	Canadian Dollar	38,800,000	5/14/12	161,009
RBC	U.S. Dollar	20,923,705	Turkish Lira	37,906,640	5/14/12	143,359
Standard Chartered Bank	U.S. Dollar	50,876,644	Yuan Renminbi	325,000,000	7/18/12	538,201
Standard Chartered Bank	Yuan Renminbi	210,000,000	U.S. Dollar	33,024,060	7/18/12	(197,839)
UBS AG	U.S. Dollar	23,425,561	Canadian Dollar	23,300,000	5/09/12	(83,177)
UBS AG	U.S. Dollar	25,515,864	Canadian Dollar	25,300,000	5/09/12	(169,842)
						$ 4,563,888

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds		$ –	$ 20,028,680	$ –	$ 20,028,680
Sovereign Debt		–	154,289,603	–	154,289,603
Short-Term Investments:
Sovereign Debt		–	116,519,545	–	116,519,545
U.S. Government and Agency Obligations		–	334,299,040	–	334,299,040
Repurchase Agreements		–	21,773,780	–	21,773,780
Derivatives:
Call Options Purchased		270,644	–	–	270,644
Call Options Written		(44,388)	–	–	(44,388)
Forward Foreign Currency Exchange Contracts*		–	4,563,888	–	4,563,888
Total		$ 226,256	$ 651,474,536	$ –	$ 651,700,792
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$ 14,755,703	Unrealized depreciation on forward foreign currency exchange contracts	$ 10,191,815
Foreign Currency Exchange Rate	Options	Options purchased, at value	270,644	Options written, at value	44,388
Total		$ 15,026,347			$ 10,236,203

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives), was $655,639,391.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at March 31, 2012, were as follows:

Gross unrealized:
Appreciation					$ 4,042,111
Depreciation					(12,770,854)
Net unrealized appreciation (depreciation) of investments					$ (8,728,743)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.
(6)	Put Notional Amount is calculated by dividing the Call Notional Amount by the Strike Price.
(7)	Call Notional Amount is calculated by dividing the Put Notional Amount by the Strike Price.
N/A	Not applicable.
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COL	Colombian Peso
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar

Item 2. Controls and Procedures.

a.                       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multi-Currency Short-Term Government Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012